Property, plant and equipment - Right-of -use assets recognized in Profit & loss (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about property, plant and equipment [line items]
Right-of-use assets	$ 2,052	$ 1,761	$ 950
Interest expense on lease liabilities	203	242	244
Expense relating to short-term leases or leases of low-value assets	366	137	832
Aggregate continuing and discontinued operations
Disclosure of detailed information about property, plant and equipment [line items]
Right-of-use assets	2,052	2,786	2,087
Aggregate continuing and discontinued operations | - Properties leased for own use
Disclosure of detailed information about property, plant and equipment [line items]
Right-of-use assets	2,038	2,772	2,040
Aggregate continuing and discontinued operations | - Office equipment
Disclosure of detailed information about property, plant and equipment [line items]
Right-of-use assets	$ 14	$ 14	$ 47